JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

August 1, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: Vincent J. Di Stefano

Re: JPMorgan Trust I (the “Trust”) on behalf of

the JPMorgan Alternative Strategies Fund (the “Fund”)

File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Class R5 shares prospectus for the Fund does not differ from the prospectus contained in Post- Effective Amendment No. 284 (Amendment No. 285 under the 1940 Act) filed electronically on July 26, 2013.

If you have any questions or comments, please call the undersigned at (614) 901-1410.

Sincerely,

/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary